Commitments And Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Standby letters of credit
Commitments And Contingencies [Line Items]
Contractual obligations	$ 5,086	$ 4,592
Commercial letters of credit
Commitments And Contingencies [Line Items]
Contractual obligations	2,312	1,991
Home equity lines | Commitments to extend credit:
Commitments And Contingencies [Line Items]
Contractual obligations	183,017	175,312
Commercial real estate | Commitments to extend credit:
Commitments And Contingencies [Line Items]
Contractual obligations	84,672	50,298
Other commitments | Commitments to extend credit:
Commitments And Contingencies [Line Items]
Contractual obligations	$ 177,491	$ 145,283